 SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 ____________________ FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: September 30, 2007 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one.): [ ] is a restatment [ ] adds new holdings entries Institutional Investment Manager Filing this Report: Name: TD Banknorth, N.A. Address: One Portland Square P.O. Box 9540 Portland, Maine 04112-9540 (Delaware Corporation) Form 13F File Number: 28- The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com- plete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager: Name: Paul Butler Title: Vice President Phone: 802-257-6557 Signature, Place, and Date of Signing: Paul H. Butler Brattleboro, Vermont October 11, 2007 Report Type (Check only one.): [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [ ] 13F Notice. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE Report Summary: Number of Other Included Managers: 0 Form 13F Information Table Entry Total: 782 Form 13F Information Table Value Total: 2,366,422 (thousands) List of Other Included Managers: NONE ASSETS AS OF 09/30/07 REPORT PTR289 37 TD BANKNORTH WEALTH MANAGEMENT SECURITIES AND EXCHANGE COMMISSION FORM 13F AS OF 09/30/07 INVESTMENT MARKET DISCRETION VOTING AUTHORITY VALUE SHS OR PUT SOLE SHR OTH OTH SOLE SHARED NONE NAME OF ISSUER TITLE OF CLASS CUSIP (X$1000) PRN AMT CALL (A) (B) (C) MGR (A) (B) (C) ACE LTD ORD G0070K103 886 14,630 SH X 14,330 300 ACE LTD ORD G0070K103 240 3,960 SH X 3,960 AMDOCS LTD ORD G02602103 2,820 75,837 SH X 73,652 75 2,110 AMDOCS LTD ORD G02602103 402 10,815 SH X 10,035 350 430 FRONTLINE LTD SHS G3682E127 472 9,775 SH X 9,375 400 FRONTLINE LTD SHS G3682E127 13 265 SH X 265 GARMIN LTD ORD G37260109 5,051 42,304 SH X 39,964 2,340 GARMIN LTD ORD G37260109 184 1,545 SH X 1,545 INGERSOLL-RAND COMPANY LTD CL A G4776G101 125 2,300 SH X 2,300 INGERSOLL-RAND COMPANY LTD CL A G4776G101 241 4,430 SH X 4,200 230 RENAISSANCERE HOLDINGS LTD COM G7496G103 7,127 108,954 SH X 101,799 175 6,980 RENAISSANCERE HOLDINGS LTD COM G7496G103 92 1,410 SH X 1,145 265 TRANSOCEAN INC ORD G90078109 141 1,245 SH X 1,045 200 TRANSOCEAN INC ORD G90078109 105 926 SH X 926 TYCO INTL LTD BERMUDA SHS G9143X208 154 3,474 SH X 2,724 750 TYCO INTL LTD BERMUDA SHS G9143X208 52 1,162 SH X 1,087 75 WILLIS GROUP HOLDINGS LTD SHS G96655108 532 12,990 SH X 12,990 WILLIS GROUP HOLDINGS LTD SHS G96655108 20 490 SH X 490 HECKLER ELECTRIC COMPANY HEC999010 453 29 SH X 29 ALCON INC COM SHS H01301102 220 1,530 SH X 1,530 ALCON INC COM SHS H01301102 36 250 SH X 250 LOGITECH INTL S A SHS H50430232 4,661 157,729 SH X 146,263 280 11,186 LOGITECH INTL S A SHS H50430232 337 11,410 SH X 8,470 1,100 1,840 ZWEIG TOTAL RETURN FUND FRAC KJK837109 0 50,125 SH X 50,125 RIVERDALE AVENUE REAL ESTATE LP2406017 249 2 SH X 2 E.M. HAYES, INC. SU2222ME8 208 25 SH X 25 AFLAC INC COM 001055102 4,355 76,350 SH X 72,710 150 3,490 AFLAC INC COM 001055102 1,001 17,553 SH X 17,153 400 A G MEDIA GROUP INC COM 001225101 0 14,000 SH X 14,000 AT&T INC COM 00206R102 12,201 288,370 SH X 262,102 26,268 AT&T INC COM 00206R102 4,580 108,250 SH X 93,840 3,500 10,910 ABBOTT LABS COM 002824100 4,604 85,856 SH X 74,391 11,465 ABBOTT LABS COM 002824100 1,769 32,995 SH X 20,120 575 12,300 ABERCROMBIE & FITCH CO CL A 002896207 348 4,310 SH X 3,660 650 ABERCROMBIE & FITCH CO CL A 002896207 3 35 SH X 35 ADOBE SYS INC COM 00724F101 12,109 277,344 SH X 267,164 10,180 ADOBE SYS INC COM 00724F101 1,064 24,369 SH X 22,569 250 1,550 AGILENT TECHNOLOGIES INC COM 00846U101 200 5,433 SH X 2,333 3,100 AGILENT TECHNOLOGIES INC COM 00846U101 56 1,525 SH X 1,525 AIR PRODS & CHEMS INC COM 009158106 4,711 48,187 SH X 46,852 1,335 AIR PRODS & CHEMS INC COM 009158106 1,366 13,973 SH X 13,563 210 200 ALCOA INC COM 013817101 971 24,810 SH X 23,949 861 ALCOA INC COM 013817101 404 10,332 SH X 7,382 2,950 ALCATEL-LUCENT SPONSORED ADR 013904305 178 17,513 SH X 17,513 ALCATEL-LUCENT SPONSORED ADR 013904305 3 277 SH X 277 ALLIANCEBERNSTEIN HOLDING LP UNIT LTD PARTN 01881G106 1,053 11,960 SH X 10,060 1,900 ALLIANCE FINANCIAL CORP NY COM 019205103 217 8,687 SH X 8,687 ALLSTATE CORP COM 020002101 232 4,058 SH X 4,058 ALLSTATE CORP COM 020002101 174 3,039 SH X 2,853 186 ALLTEL CORP COM 020039103 1,435 20,591 SH X 18,813 402 1,376 ALLTEL CORP COM 020039103 76 1,090 SH X 1,090 ALTRIA GROUP INC COM 02209S103 3,978 57,217 SH X 51,927 110 5,180 ALTRIA GROUP INC COM 02209S103 1,574 22,635 SH X 9,260 13,375 AMBAC FINL GROUP INC COM 023139108 267 4,242 SH X 4,242 AMBAC FINL GROUP INC COM 023139108 36 580 SH X 505 75 AMERICA MOVIL SAB DE CV SPON ADR L SHS 02364W105 200 3,122 SH X 3,122 AMERICA MOVIL SAB DE CV SPON ADR L SHS 02364W105 77 1,200 SH X 1,200 AMERICAN EAGLE OUTFITTERS NE COM 02553E106 445 16,897 SH X 16,897 AMERICAN EAGLE OUTFITTERS NE COM 02553E106 6 240 SH X 240 AMERICAN ELEC PWR INC COM 025537101 88 1,901 SH X 1,901 AMERICAN ELEC PWR INC COM 025537101 139 3,025 SH X 3,025 AMERICAN EXPRESS CO COM 025816109 26,473 445,905 SH X 413,332 225 32,348 AMERICAN EXPRESS CO COM 025816109 3,730 62,831 SH X 58,161 620 4,050 AMERICAN INTL GROUP INC COM 026874107 24,569 363,172 SH X 329,061 334 33,777 AMERICAN INTL GROUP INC COM 026874107 4,034 59,636 SH X 49,746 775 9,115 AMERICAN SCIENCE & ENGR INC COM 029429107 363 5,800 SH X 5,800 AMERISOURCEBERGEN CORP COM 03073E105 357 7,878 SH X 7,348 530 AMERISOURCEBERGEN CORP COM 03073E105 19 425 SH X 425 AMERIPRISE FINL INC COM 03076C106 81 1,289 SH X 909 380 AMERIPRISE FINL INC COM 03076C106 397 6,295 SH X 6,295 AMETEK INC NEW COM 031100100 656 15,182 SH X 13,533 1,649 AMETEK INC NEW COM 031100100 49 1,140 SH X 1,140 AMGEN INC COM 031162100 8,905 157,424 SH X 139,364 220 17,840 AMGEN INC COM 031162100 1,297 22,935 SH X 15,735 250 6,950 ANADARKO PETE CORP COM 032511107 4,103 76,334 SH X 67,934 8,400 ANADARKO PETE CORP COM 032511107 646 12,012 SH X 8,958 500 2,554 ANALOG DEVICES INC COM 032654105 3,855 106,603 SH X 101,318 190 5,095 ANALOG DEVICES INC COM 032654105 223 6,160 SH X 5,195 965 ANHEUSER BUSCH COS INC COM 035229103 7,226 144,544 SH X 135,954 225 8,365 ANHEUSER BUSCH COS INC COM 035229103 670 13,403 SH X 10,558 280 2,565 APACHE CORP COM 037411105 21,202 235,419 SH X 218,776 200 16,443 APACHE CORP COM 037411105 831 9,230 SH X 8,410 35 785 APOLLO GROUP INC CL A 037604105 12,469 207,301 SH X 184,921 215 22,165 APOLLO GROUP INC CL A 037604105 272 4,515 SH X 3,725 790 APPLE INC COM 037833100 281 1,830 SH X 1,535 250 45 APPLE INC COM 037833100 426 2,775 SH X 2,650 125 APPLIED MATLS INC COM 038222105 965 46,597 SH X 38,297 8,300 APPLIED MATLS INC COM 038222105 444 21,445 SH X 18,545 2,900 ARCHER DANIELS MIDLAND CO COM 039483102 7 200 SH X 200 ARCHER DANIELS MIDLAND CO COM 039483102 202 6,105 SH X 5,105 1,000 ARROW FINL CORP COM 042744102 367 16,468 SH X 16,031 436 ARROW INTL INC 042764100 318 7,000 SH X 7,000 AUTODESK INC COM 052769106 24,204 484,377 SH X 451,064 1,405 31,908 AUTODESK INC COM 052769106 1,186 23,728 SH X 21,243 585 1,900 AUTOMATIC DATA PROCESSING IN COM 053015103 11,687 254,447 SH X 234,482 165 19,800 AUTOMATIC DATA PROCESSING IN COM 053015103 2,880 62,698 SH X 52,083 1,175 9,440 AVERY DENNISON CORP COM 053611109 257 4,499 SH X 2,599 1,900 AVERY DENNISON CORP COM 053611109 6 100 SH X 100 AVON PRODS INC COM 054303102 6,496 173,085 SH X 163,315 100 9,670 AVON PRODS INC COM 054303102 1,011 26,943 SH X 26,548 395 BB&T CORP COM 054937107 667 16,510 SH X 13,360 3,150 BB&T CORP COM 054937107 307 7,612 SH X 7,412 200 BJ SVCS CO COM 055482103 2,280 85,881 SH X 84,411 1,470 BJ SVCS CO COM 055482103 260 9,780 SH X 9,780 BP PLC SPONSORED ADR 055622104 5,497 79,262 SH X 77,109 2,153 BP PLC SPONSORED ADR 055622104 3,014 43,460 SH X 40,373 100 2,987 BANK OF AMERICA CORPORATION COM 060505104 39,889 793,488 SH X 740,904 334 52,250 BANK OF AMERICA CORPORATION COM 060505104 7,200 143,235 SH X 125,135 3,020 15,080 BANK OF NEW YORK MELLON CORP COM 064058100 911 20,637 SH X 19,064 1,573 BANK OF NEW YORK MELLON CORP COM 064058100 1,052 23,834 SH X 15,068 612 8,154 BARCLAYS PLC ADR 06738E204 16,312 335,507 SH X 314,944 370 20,193 BARCLAYS PLC ADR 06738E204 1,015 20,880 SH X 13,420 1,075 6,385 BARD C R INC COM 067383109 7,300 82,780 SH X 76,390 6,390 BARD C R INC COM 067383109 501 5,680 SH X 5,680 BARON ASSET FD SH BEN INT 068278100 419 6,294 SH X 6,294 BARON ASSET FD SH BEN INT 068278100 11 163 SH X 163 BARR PHARMACEUTICALS INC COM 068306109 246 4,316 SH X 4,271 45 BARR PHARMACEUTICALS INC COM 068306109 145 2,555 SH X 2,555 BAXTER INTL INC COM 071813109 614 10,912 SH X 10,832 80 BAXTER INTL INC COM 071813109 699 12,426 SH X 10,216 110 2,100 BEA SYS INC COM 073325102 189 13,600 SH X 13,600 BEAR STEARNS COS INC COM 073902108 214 1,742 SH X 1,742 BECTON DICKINSON & CO COM 075887109 9,556 116,462 SH X 111,896 75 4,491 BECTON DICKINSON & CO COM 075887109 1,452 17,698 SH X 17,173 525 BED BATH & BEYOND INC COM 075896100 370 10,842 SH X 10,842 BED BATH & BEYOND INC COM 075896100 113 3,325 SH X 1,500 1,825 BEMIS INC COM 081437105 3,804 130,674 SH X 125,434 220 5,020 BEMIS INC COM 081437105 1,036 35,601 SH X 31,481 4,120 BERKSHIRE HATHAWAY INC DEL CL A 084670108 237 2 SH X 2 BERKSHIRE HATHAWAY INC DEL CL A 084670108 1,422 12 SH X 12 BERKSHIRE HATHAWAY INC DEL CL B 084670207 1,956 495 SH X 494 1 BERKSHIRE HATHAWAY INC DEL CL B 084670207 1,028 260 SH X 255 5 BEST BUY INC COM 086516101 4,133 89,809 SH X 85,110 170 4,529 BEST BUY INC COM 086516101 686 14,906 SH X 13,711 60 1,135 BHP BILLITON LTD SPONSORED ADR 088606108 9,584 121,940 SH X 110,210 11,730 BHP BILLITON LTD SPONSORED ADR 088606108 455 5,790 SH X 4,290 1,500 BLACK & DECKER CORP COM 091797100 652 7,828 SH X 6,604 1,224 BLACK & DECKER CORP COM 091797100 42 510 SH X 510 BOEING CO COM 097023105 5,315 50,628 SH X 46,373 40 4,215 BOEING CO COM 097023105 1,107 10,541 SH X 8,071 2,470 BRANDYWINE BLUE FD INC COM 10532B101 315 8,263 SH X 8,263 BRANDYWINE BLUE FD INC COM 10532B101 4 110 SH X 110 BRINKER INTL INC COM 109641100 1,352 49,253 SH X 47,978 1,275 BRINKER INTL INC COM 109641100 422 15,367 SH X 13,852 1,515 BRISTOL MYERS SQUIBB CO COM 110122108 3,301 114,523 SH X 107,683 6,840 BRISTOL MYERS SQUIBB CO COM 110122108 3,400 117,981 SH X 112,881 5,100 BROWN FORMAN CORP CL B 115637209 1,911 25,513 SH X 24,503 110 900 BROWN FORMAN CORP CL B 115637209 57 755 SH X 310 125 320 BUCKEYE PARTNERS L P UNIT LTD PARTN 118230101 215 4,400 SH X 400 2,000 2,000 BURLINGTON NORTHN SANTA FE C COM 12189T104 271 3,333 SH X 3,333 CIGNA CORP COM 125509109 697 13,080 SH X 13,080 CIGNA CORP COM 125509109 494 9,264 SH X 9,264 CIT GROUP INC COM 125581108 255 6,350 SH X 6,350 CIT GROUP INC COM 125581108 8 200 SH X 200 CSX CORP COM 126408103 177 4,140 SH X 4,140 CSX CORP COM 126408103 43 1,000 SH X 1,000 CVS CAREMARK CORPORATION COM 126650100 15,528 391,830 SH X 373,426 75 18,329 CVS CAREMARK CORPORATION COM 126650100 2,567 64,782 SH X 58,768 1,950 4,064 CA INC COM 12673P105 293 11,388 SH X 11,388 CA INC COM 12673P105 129 5,014 SH X 5,014 CADBURY SCHWEPPES PLC ADR 127209302 2,024 43,501 SH X 42,416 1,085 CADBURY SCHWEPPES PLC ADR 127209302 363 7,805 SH X 5,205 200 2,400 CAPITAL ONE FINL CORP COM 14040H105 643 9,672 SH X 9,525 147 CAPITAL ONE FINL CORP COM 14040H105 85 1,278 SH X 1,078 200 CARDINAL HEALTH INC COM 14149Y108 281 4,494 SH X 3,314 1,180 CARDINAL HEALTH INC COM 14149Y108 164 2,618 SH X 2,618 CARLISLE COS INC COM 142339100 1,415 29,112 SH X 25,252 160 3,700 CARLISLE COS INC COM 142339100 111 2,285 SH X 1,845 440 CARLYLE PARTNERS III, L.P. 143095305 303 9 SH X 9 CARMAX INC COM 143130102 958 47,098 SH X 45,928 1,170 CARMAX INC COM 143130102 11 560 SH X 560 CARNIVAL CORP PAIRED CTF 143658300 1,602 33,088 SH X 29,108 75 3,905 CARNIVAL CORP PAIRED CTF 143658300 461 9,520 SH X 8,960 200 360 CATERPILLAR INC DEL COM 149123101 1,406 17,922 SH X 14,247 3,675 CATERPILLAR INC DEL COM 149123101 564 7,185 SH X 2,160 5,025 CEMEX SAB DE CV SPON ADR NEW 151290889 4,113 137,467 SH X 123,840 251 13,376 CEMEX SAB DE CV SPON ADR NEW 151290889 147 4,928 SH X 1,692 3,236 CENTEX CORP COM 152312104 270 10,145 SH X 8,145 2,000 CENTEX CORP COM 152312104 87 3,265 SH X 2,400 865 CHECKFREE CORP NEW COM 162813109 12,288 264,030 SH X 236,995 110 26,925 CHECKFREE CORP NEW COM 162813109 90 1,930 SH X 1,290 640 CHEESECAKE FACTORY INC COM 163072101 145 6,169 SH X 6,169 CHEESECAKE FACTORY INC COM 163072101 63 2,699 SH X 2,699 CHEVRON CORP NEW COM 166764100 24,417 260,919 SH X 241,519 170 19,230 CHEVRON CORP NEW COM 166764100 3,147 33,630 SH X 25,302 1,050 7,278 CHITTENDEN CORP COM 170228100 1,152 32,778 SH X 32,778 CHITTENDEN CORP COM 170228100 391 11,118 SH X 11,118 CHUBB CORP COM 171232101 99 1,853 SH X 1,853 CHUBB CORP COM 171232101 247 4,600 SH X 3,600 1,000 CHURCH & DWIGHT INC COM 171340102 8,069 171,537 SH X 163,265 50 8,222 CHURCH & DWIGHT INC COM 171340102 906 19,256 SH X 18,794 262 200 CISCO SYS INC COM 17275R102 30,041 906,773 SH X 834,625 855 71,293 CISCO SYS INC COM 17275R102 5,079 153,302 SH X 112,197 3,705 37,400 CITIGROUP INC COM 172967101 23,129 495,578 SH X 454,491 380 40,707 CITIGROUP INC COM 172967101 3,009 64,465 SH X 41,891 900 21,674 CITIZENS COMMUNICATIONS CO COM 17453B101 231 16,120 SH X 16,120 CLOROX CO DEL COM 189054109 211 3,454 SH X 3,454 CLOROX CO DEL COM 189054109 198 3,247 SH X 3,247 CLOUGH GLOBAL ALLOCATION FUN COM SHS BEN IN 18913Y103 363 17,597 SH X 17,597 CLOUGH GLOBAL ALLOCATION FUN COM SHS BEN IN 18913Y103 672 32,599 SH X 21,615 10,984 COACH INC COM 189754104 2,237 47,317 SH X 45,377 1,940 COACH INC COM 189754104 77 1,630 SH X 1,270 360 COCA COLA CO COM 191216100 3,377 58,769 SH X 47,931 10,838 COCA COLA CO COM 191216100 2,249 39,129 SH X 32,354 1,000 5,775 COGNIZANT TECHNOLOGY SOLUTIO CL A 192446102 8,932 111,948 SH X 109,928 2,020 COGNIZANT TECHNOLOGY SOLUTIO CL A 192446102 176 2,205 SH X 2,135 70 COLGATE PALMOLIVE CO COM 194162103 8,893 124,689 SH X 111,879 12,810 COLGATE PALMOLIVE CO COM 194162103 1,473 20,651 SH X 18,611 2,040 COMCAST CORP NEW CL A 20030N101 230 9,512 SH X 9,473 39 COMCAST CORP NEW CL A 20030N101 92 3,824 SH X 2,279 1,545 COMMERCE BANCORP INC NJ COM 200519106 1,733 44,681 SH X 36,341 8,340 COMMERCE BANCORP INC NJ COM 200519106 240 6,194 SH X 6,194 COMPUTER SCIENCES CORP COM 205363104 499 8,922 SH X 8,732 80 110 COMPUTER SCIENCES CORP COM 205363104 29 510 SH X 200 150 160 CONAGRA FOODS INC COM 205887102 107 4,100 SH X 4,100 CONAGRA FOODS INC COM 205887102 203 7,782 SH X 4,482 3,300 CONOCOPHILLIPS COM 20825C104 24,254 276,337 SH X 250,795 274 25,268 CONOCOPHILLIPS COM 20825C104 2,360 26,888 SH X 21,226 350 5,312 CONSOLIDATED EDISON INC COM 209115104 303 6,538 SH X 2,338 4,200 CONSOLIDATED EDISON INC COM 209115104 76 1,632 SH X 1,632 CONSTELLATION BRANDS INC CL A 21036P108 3,348 138,302 SH X 137,517 785 CONSTELLATION BRANDS INC CL A 21036P108 816 33,720 SH X 29,680 240 3,800 CONSTELLATION ENERGY GROUP I COM 210371100 503 5,861 SH X 5,861 CONSTELLATION ENERGY GROUP I COM 210371100 51 600 SH X 600 CORNING INC COM 219350105 71 2,900 SH X 1,500 1,400 CORNING INC COM 219350105 145 5,900 SH X 5,100 800 CORPORATE EXECUTIVE BRD CO COM 21988R102 8,651 116,521 SH X 107,921 8,600 CORPORATE EXECUTIVE BRD CO COM 21988R102 113 1,525 SH X 1,390 135 COSTCO WHSL CORP NEW COM 22160K105 4,249 69,233 SH X 59,108 130 9,995 COSTCO WHSL CORP NEW COM 22160K105 298 4,850 SH X 2,650 675 1,525 COURIER CORP COM 222660102 1,072 30,447 SH X 30,447 COVANCE INC COM 222816100 708 9,084 SH X 8,504 580 COVANCE INC COM 222816100 31 400 SH X 100 300 CREDIT SUISSE ASSET MGMT INC COM 224916106 59 14,850 SH X 14,850 DNP SELECT INCOME FD COM 23325P104 40 3,651 SH X 351 3,300 DNP SELECT INCOME FD COM 23325P104 94 8,680 SH X 2,000 6,680 DANAHER CORP DEL COM 235851102 23,135 279,718 SH X 269,162 100 10,456 DANAHER CORP DEL COM 235851102 1,872 22,635 SH X 21,985 300 350 DARDEN RESTAURANTS INC COM 237194105 219 5,220 SH X 5,220 DARDEN RESTAURANTS INC COM 237194105 66 1,575 SH X 1,575 DAVIS NY VENTURE FD INC CL Y 239080401 4,168 99,664 SH X 88,811 10,852 DAVIS NY VENTURE FD INC CL Y 239080401 194 4,638 SH X 2,515 2,123 DEERE & CO COM 244199105 1,513 10,192 SH X 8,576 1,616 DEERE & CO COM 244199105 413 2,780 SH X 2,380 400 DELL INC COM 24702R101 638 23,114 SH X 22,974 140 DELL INC COM 24702R101 432 15,645 SH X 15,145 500 DENTSPLY INTL INC NEW COM 249030107 10,161 244,031 SH X 231,101 12,930 DENTSPLY INTL INC NEW COM 249030107 1,549 37,197 SH X 33,787 440 2,970 DIAGEO P L C SPON ADR NEW 25243Q205 5,492 62,605 SH X 59,200 3,405 DIAGEO P L C SPON ADR NEW 25243Q205 142 1,615 SH X 965 650 DIAMONDS TR UNIT SER 1 252787106 2,322 16,713 SH X 14,953 1,760 DIAMONDS TR UNIT SER 1 252787106 22 155 SH X 155 DIEBOLD INC COM 253651103 1,298 28,585 SH X 25,315 3,270 DIEBOLD INC COM 253651103 112 2,475 SH X 2,475 DISNEY WALT CO COM DISNEY 254687106 7,263 211,209 SH X 197,029 525 13,655 DISNEY WALT CO COM DISNEY 254687106 1,379 40,098 SH X 28,991 11,107 DOMINI SOCIAL INVT TR EQUITY FD 257132100 648 18,520 SH X 18,520 DOMINI SOCIAL INVT TR EQUITY FD 257132100 208 5,959 SH X 5,335 624 DOMINION RES INC VA NEW COM 25746U109 2,929 34,750 SH X 32,715 2,035 DOMINION RES INC VA NEW COM 25746U109 440 5,219 SH X 5,219 DORCHESTER MINERALS LP COM UNIT 25820R105 478 23,500 SH X 23,500 DOVER CORP COM 260003108 196 3,850 SH X 3,850 DOVER CORP COM 260003108 10 200 SH X 200 DOVER DOWNS GAMING & ENTMT I COM 260095104 105 10,100 SH X 10,100 DOW CHEM CO COM 260543103 2,016 46,815 SH X 44,835 50 1,930 DOW CHEM CO COM 260543103 424 9,843 SH X 7,743 1,425 675 DOW JONES & CO INC COM 260561105 418 7,000 SH X 7,000 DU PONT E I DE NEMOURS & CO COM 263534109 2,489 50,215 SH X 36,790 440 12,985 DU PONT E I DE NEMOURS & CO COM 263534109 1,138 22,972 SH X 16,452 6,520 DUKE ENERGY CORP NEW COM 26441C105 5,605 299,869 SH X 283,644 16,225 DUKE ENERGY CORP NEW COM 26441C105 699 37,401 SH X 30,471 3,200 3,730 DUN & BRADSTREET CORP DEL NE COM 26483E100 123 1,250 SH X 1,250 DUN & BRADSTREET CORP DEL NE COM 26483E100 234 2,375 SH X 2,375 E M C CORP MASS COM 268648102 19,480 936,527 SH X 882,342 1,890 52,295 E M C CORP MASS COM 268648102 1,074 51,625 SH X 41,810 3,300 6,515 EOG RES INC COM 26875P101 447 6,175 SH X 6,175 EOG RES INC COM 26875P101 7 100 SH X 100 EASTMAN KODAK CO COM 277461109 295 11,037 SH X 10,702 335 EASTMAN KODAK CO COM 277461109 159 5,940 SH X 5,940 EATON CORP COM 278058102 47 476 SH X 476 EATON CORP COM 278058102 175 1,764 SH X 1,764 EATON VANCE CORP COM NON VTG 278265103 1,316 32,942 SH X 32,527 415 EATON VANCE CORP COM NON VTG 278265103 509 12,735 SH X 7,235 5,500 EBAY INC COM 278642103 14,240 364,953 SH X 325,903 140 38,910 EBAY INC COM 278642103 775 19,860 SH X 13,040 6,820 ECOLAB INC COM 278865100 10,265 217,471 SH X 214,161 3,310 ECOLAB INC COM 278865100 1,568 33,212 SH X 31,862 650 700 EDAC TECHNOLOGIES CORP COM 279285100 1,583 204,268 SH X 204,268 ELFUN TRS UNIT CTF 286281100 77 1,382 SH X 1,382 ELFUN TRS UNIT CTF 286281100 1,204 21,601 SH X 21,601 EMERSON ELEC CO COM 291011104 6,499 122,124 SH X 111,289 10,835 EMERSON ELEC CO COM 291011104 6,343 119,190 SH X 101,010 18,180 ENCANA CORP COM 292505104 328 5,300 SH X 5,200 100 ENCANA CORP COM 292505104 153 2,474 SH X 2,474 ENRON CORP 293561106 0 10,000 SH X 10,000 EXELON CORP COM 30161N101 262 3,474 SH X 3,024 450 EXPRESS SCRIPTS INC COM 302182100 16,200 290,219 SH X 282,079 8,140 EXPRESS SCRIPTS INC COM 302182100 2,433 43,590 SH X 43,590 EXXON MOBIL CORP COM 30231G102 97,469 1,053,039 SH X 942,844 1,201 108,994 EXXON MOBIL CORP COM 30231G102 34,829 376,286 SH X 291,880 1,250 83,156 FPL GROUP INC COM 302571104 2,768 45,472 SH X 39,904 1,148 4,420 FPL GROUP INC COM 302571104 333 5,471 SH X 2,936 2,535 FASTENAL CO COM 311900104 8,375 184,422 SH X 161,647 260 22,515 FASTENAL CO COM 311900104 151 3,315 SH X 2,015 750 550 FEDERAL NATL MTG ASSN COM 313586109 342 5,627 SH X 4,302 1,325 FEDERAL NATL MTG ASSN COM 313586109 234 3,850 SH X 850 3,000 FEDERATED AMERN LEADERS FD I CL A 313914103 278 11,576 SH X 11,576 FEDERATED EQUITY FDS CAP APPREC A 314172701 1,382 49,817 SH X 49,471 346 FEDERATED EQUITY FDS CAP APPREC A 314172701 439 15,829 SH X 15,234 594 FEDEX CORP COM 31428X106 17,680 168,787 SH X 155,486 13,301 FEDEX CORP COM 31428X106 2,403 22,941 SH X 21,676 740 525 FIDELITY CAP TR CAP APPREC 316066109 6,478 210,801 SH X 210,801 FIDELITY CAP TR CAP APPREC 316066109 32 1,043 SH X 1,043 FIDELITY CAP TR DISCIPLND EQTY 316066208 240 7,490 SH X 7,490 FIDELITY MT VERNON STR TR GROWTH CO FD 316200104 273 3,290 SH X 3,290 FIFTH THIRD BANCORP COM 316773100 556 16,405 SH X 12,805 3,600 FIFTH THIRD BANCORP COM 316773100 170 5,030 SH X 4,850 180 FIRST AMERN CORP CALIF COM 318522307 2,434 66,466 SH X 55,516 110 10,840 FIRST AMERN CORP CALIF COM 318522307 38 1,040 SH X 790 250 FIRST HORIZON NATL CORP COM 320517105 197 7,395 SH X 7,395 FIRST HORIZON NATL CORP COM 320517105 56 2,100 SH X 2,000 100 FISERV INC COM 337738108 4,279 84,138 SH X 81,248 160 2,730 FISERV INC COM 337738108 510 10,025 SH X 9,090 505 430 FIRSTENERGY CORP COM 337932107 257 4,054 SH X 4,054 FIRSTENERGY CORP COM 337932107 57 900 SH X 900 FORTUNE BRANDS INC COM 349631101 2,606 31,974 SH X 27,009 4,965 FORTUNE BRANDS INC COM 349631101 546 6,700 SH X 4,770 100 1,830 FRANKLIN RES INC COM 354613101 17,362 136,176 SH X 125,181 10,995 FRANKLIN RES INC COM 354613101 1,657 12,995 SH X 11,820 725 450 GS ENVIROSERVICES INC COM 3622N9103 49 597,940 SH X 597,940 GALLAGHER ARTHUR J & CO COM 363576109 7,998 276,088 SH X 245,098 300 30,690 GALLAGHER ARTHUR J & CO COM 363576109 109 3,750 SH X 3,340 410 GANNETT INC COM 364730101 587 13,443 SH X 13,443 GANNETT INC COM 364730101 684 15,656 SH X 12,186 50 3,420 GAP INC DEL COM 364760108 181 9,796 SH X 8,446 1,350 GAP INC DEL COM 364760108 37 2,005 SH X 1,805 200 GENENTECH INC COM NEW 368710406 398 5,103 SH X 4,103 1,000 GENENTECH INC COM NEW 368710406 21 265 SH X 265 GENERAL DYNAMICS CORP COM 369550108 10,556 124,965 SH X 120,065 190 4,710 GENERAL DYNAMICS CORP COM 369550108 635 7,517 SH X 7,007 150 360 GENERAL ELECTRIC CO COM 369604103 48,141 1,162,818 SH X 1,080,830 425 81,563 GENERAL ELECTRIC CO COM 369604103 25,201 608,730 SH X 538,094 735 69,901 GENERAL MLS INC COM 370334104 837 14,427 SH X 14,257 170 GENERAL MLS INC COM 370334104 295 5,090 SH X 4,890 200 GENERAL MTRS CORP COM 370442105 134 3,661 SH X 3,161 500 GENERAL MTRS CORP COM 370442105 75 2,047 SH X 1,500 547 GENUINE PARTS CO COM 372460105 1,493 29,854 SH X 27,164 2,690 GENUINE PARTS CO COM 372460105 127 2,530 SH X 2,030 500 GENZYME CORP COM 372917104 342 5,527 SH X 5,527 GENZYME CORP COM 372917104 167 2,690 SH X 2,690 GILEAD SCIENCES INC COM 375558103 841 20,582 SH X 18,352 2,230 GILEAD SCIENCES INC COM 375558103 37 900 SH X 500 400 GLAXOSMITHKLINE PLC SPONSORED ADR 37733W105 421 7,916 SH X 7,316 600 GLAXOSMITHKLINE PLC SPONSORED ADR 37733W105 645 12,131 SH X 11,338 793 GOLDMAN SACHS GROUP INC COM 38141G104 13,602 62,756 SH X 58,991 60 3,705 GOLDMAN SACHS GROUP INC COM 38141G104 981 4,527 SH X 3,627 30 870 GOODRICH CORP COM 382388106 258 3,775 SH X 3,775 GOODRICH CORP COM 382388106 34 500 SH X 300 200 GOOGLE INC CL A 38259P508 235 414 SH X 414 HALLIBURTON CO COM 406216101 556 14,475 SH X 14,475 HALLIBURTON CO COM 406216101 142 3,700 SH X 1,700 2,000 HANSEN NAT CORP COM 411310105 7,413 130,786 SH X 120,046 10,740 HANSEN NAT CORP COM 411310105 126 2,215 SH X 1,395 350 470 HARLEY DAVIDSON INC COM 412822108 528 11,428 SH X 10,488 940 HARLEY DAVIDSON INC COM 412822108 58 1,245 SH X 1,045 200 HARRIS CORP DEL COM 413875105 40 696 SH X 696 HARRIS CORP DEL COM 413875105 231 4,000 SH X 4,000 HARTFORD FINL SVCS GROUP INC COM 416515104 486 5,250 SH X 5,250 HARTFORD FINL SVCS GROUP INC COM 416515104 204 2,200 SH X 1,800 400 HEALTH MGMT ASSOC INC NEW CL A 421933102 73 10,483 SH X 10,233 250 HEALTH MGMT ASSOC INC NEW CL A 421933102 13 1,880 SH X 1,880 HEINZ H J CO COM 423074103 397 8,587 SH X 6,088 2,499 HEINZ H J CO COM 423074103 445 9,642 SH X 7,642 2,000 HERSHEY CO COM 427866108 590 12,705 SH X 10,755 1,950 HERSHEY CO COM 427866108 321 6,925 SH X 6,775 150 HEWLETT PACKARD CO COM 428236103 10,794 216,793 SH X 211,599 125 5,069 HEWLETT PACKARD CO COM 428236103 1,567 31,465 SH X 28,099 3,366 HOME DEPOT INC COM 437076102 3,611 111,319 SH X 97,672 180 13,467 HOME DEPOT INC COM 437076102 1,497 46,155 SH X 39,434 125 6,596 HONEYWELL INTL INC COM 438516106 327 5,503 SH X 4,692 811 HONEYWELL INTL INC COM 438516106 481 8,095 SH X 4,133 3,962 HORMEL FOODS CORP COM 440452100 501 13,998 SH X 13,998 HORMEL FOODS CORP COM 440452100 279 7,803 SH X 7,803 IMS HEALTH INC COM 449934108 8,691 283,655 SH X 253,930 380 29,345 IMS HEALTH INC COM 449934108 242 7,886 SH X 6,186 300 1,400 ITT CORP NEW COM 450911102 800 11,775 SH X 11,775 ITT CORP NEW COM 450911102 221 3,250 SH X 2,970 280 IDEXX LABS INC COM 45168D104 298 2,720 SH X 2,720 ILLINOIS TOOL WKS INC COM 452308109 17,786 298,224 SH X 273,586 360 24,278 ILLINOIS TOOL WKS INC COM 452308109 940 15,753 SH X 13,243 350 2,160 IMAGING DIAGNOSTIC SYS INC COM 45244W100 1 10,600 SH X 10,600 INTEL CORP COM 458140100 8,860 342,597 SH X 299,883 1,105 41,609 INTEL CORP COM 458140100 3,605 139,398 SH X 116,158 1,000 22,240 INTERNATIONAL BUSINESS MACHS COM 459200101 21,154 179,576 SH X 167,208 80 12,288 INTERNATIONAL BUSINESS MACHS COM 459200101 6,709 56,950 SH X 46,551 205 10,194 INTERNATIONAL FLAVORS&FRAGRA COM 459506101 100 1,885 SH X 1,885 INTERNATIONAL FLAVORS&FRAGRA COM 459506101 832 15,748 SH X 15,748 INTERNATIONAL GAME TECHNOLOG COM 459902102 2,471 57,322 SH X 54,832 2,490 INTERNATIONAL GAME TECHNOLOG COM 459902102 332 7,710 SH X 7,710 ISHARES INC MSCI CDA INDEX 464286509 563 17,200 SH X 17,200 ISHARES INC MSCI CDA INDEX 464286509 20 600 SH X 600 ISHARES INC MSCI EMU INDEX 464286608 695 5,745 SH X 5,145 600 ISHARES INC MSCI UTD KINGD 464286699 228 8,850 SH X 8,850 ISHARES INC MSCI UTD KINGD 464286699 47 1,820 SH X 1,820 ISHARES INC MSCI GERMAN 464286806 416 12,025 SH X 12,025 ISHARES INC MSCI GERMAN 464286806 35 1,000 SH X 1,000 ISHARES TR S&P 100 IDX FD 464287101 13,282 185,683 SH X 180,132 100 5,451 ISHARES TR S&P 100 IDX FD 464287101 218 3,048 SH X 1,789 1,259 ISHARES TR DJ SEL DIV INX 464287168 2,664 38,444 SH X 36,144 2,300 ISHARES TR DJ SEL DIV INX 464287168 373 5,380 SH X 5,380 ISHARES TR FTSE XNHUA IDX 464287184 429 2,385 SH X 2,385 ISHARES TR S&P 500 VALUE 464287408 2,147 26,361 SH X 26,361 ISHARES TR S&P 500 VALUE 464287408 41 500 SH X 500 ISHARES TR RUSSELL MCP VL 464287473 5,686 37,583 SH X 36,368 275 940 ISHARES TR RUSSELL MCP VL 464287473 171 1,131 SH X 759 15 357 ISHARES TR RUSSELL MCP GR 464287481 9,796 84,378 SH X 81,773 2,605 ISHARES TR RUSSELL MCP GR 464287481 280 2,409 SH X 1,196 20 1,193 ISHARES TR S&P MIDCAP 400 464287507 1,489 16,888 SH X 16,318 570 ISHARES TR S&P MIDCAP 400 464287507 55 620 SH X 120 300 200 ISHARES TR COHEN&ST RLTY 464287564 5,248 56,294 SH X 55,154 100 1,040 ISHARES TR COHEN&ST RLTY 464287564 209 2,246 SH X 1,907 339 ISHARES TR RUSSELL1000VAL 464287598 3,623 42,156 SH X 40,741 300 1,115 ISHARES TR RUSSELL1000VAL 464287598 173 2,009 SH X 1,459 550 ISHARES TR RUSSELL1000GRW 464287614 875 14,172 SH X 14,112 60 ISHARES TR RUSSELL1000GRW 464287614 57 916 SH X 116 800 ISHARES TR RUSSELL 1000 464287622 389 4,685 SH X 4,285 400 ISHARES TR RUSSELL 1000 464287622 17 200 SH X 200 ISHARES TR RUSL 2000 VALU 464287630 3,622 47,082 SH X 44,833 275 1,974 ISHARES TR RUSL 2000 VALU 464287630 95 1,231 SH X 885 346 ISHARES TR RUSL 2000 GROW 464287648 4,798 56,351 SH X 53,978 2,373 ISHARES TR RUSL 2000 GROW 464287648 209 2,450 SH X 943 1,507 ISHARES TR RUSSELL 2000 464287655 3,698 46,187 SH X 45,222 965 ISHARES TR RUSSELL 2000 464287655 348 4,345 SH X 1,475 2,870 ISHARES TR RUSSELL 3000 464287689 341 3,875 SH X 3,875 ISHARES TR RUSSELL 3000 464287689 20 225 SH X 225 ISHARES TR DJ US REAL EST 464287739 1,227 16,040 SH X 16,040 ISHARES TR DJ US REAL EST 464287739 93 1,210 SH X 1,210 ISHARES TR S&P SMLCAP 600 464287804 738 10,578 SH X 10,098 480 ISHARES TR S&P SMLCAP 600 464287804 28 400 SH X 400 ISHARES TR S&P SMLCP VALU 464287879 720 9,541 SH X 9,541 ISHARES TR S&P SMLCP VALU 464287879 23 300 SH X 300 JP MORGAN CHASE & CO COM 46625H100 19,872 433,689 SH X 374,268 280 59,141 JP MORGAN CHASE & CO COM 46625H100 2,815 61,430 SH X 38,194 1,700 21,536 JACOBS ENGR GROUP INC DEL COM 469814107 265 3,500 SH X 3,500 JOHNSON & JOHNSON COM 478160104 34,494 525,020 SH X 490,782 953 33,285 JOHNSON & JOHNSON COM 478160104 7,667 116,699 SH X 87,304 1,260 28,135 JOHNSON CTLS INC COM 478366107 9,857 83,454 SH X 81,575 1,879 JOHNSON CTLS INC COM 478366107 2,312 19,576 SH X 18,021 525 1,030 JPMORGAN TR II LARGE CAP GR S 4812C0530 405 20,302 SH X 20,302 KELLOGG CO COM 487836108 545 9,730 SH X 9,380 350 KELLOGG CO COM 487836108 291 5,200 SH X 5,000 200 KIMBERLY CLARK CORP COM 494368103 1,286 18,310 SH X 16,100 2,210 KIMBERLY CLARK CORP COM 494368103 390 5,547 SH X 3,946 1,601 KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550106 645 13,048 SH X 11,448 1,600 KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550106 181 3,655 SH X 3,155 500 KOHLS CORP COM 500255104 196 3,414 SH X 3,414 KOHLS CORP COM 500255104 26 450 SH X 450 KRAFT FOODS INC CL A 50075N104 1,057 30,618 SH X 27,137 3,481 KRAFT FOODS INC CL A 50075N104 520 15,060 SH X 6,396 8,664 L-3 COMMUNICATIONS HLDGS INC COM 502424104 7,604 74,446 SH X 65,906 25 8,515 L-3 COMMUNICATIONS HLDGS INC COM 502424104 638 6,250 SH X 5,575 125 550 LABORATORY CORP AMER HLDGS COM NEW 50540R409 994 12,701 SH X 11,361 1,340 LABORATORY CORP AMER HLDGS COM NEW 50540R409 10 125 SH X 125 LAKELAND BANCORP INC COM 511637100 1,215 89,446 SH X 89,446 LEGG MASON VALUE TR INC NAV VALUE TR 524659208 17,801 215,528 SH X 203,201 584 11,742 LEGG MASON VALUE TR INC NAV VALUE TR 524659208 1,821 22,044 SH X 18,289 401 3,354 LEGG MASON INC COM 524901105 5,104 60,557 SH X 59,642 915 LEGG MASON INC COM 524901105 824 9,781 SH X 9,581 200 LEHMAN BROS HLDGS INC COM 524908100 92 1,494 SH X 1,494 LEHMAN BROS HLDGS INC COM 524908100 117 1,888 SH X 1,888 LILLY ELI & CO COM 532457108 1,358 23,853 SH X 21,453 2,400 LILLY ELI & CO COM 532457108 717 12,600 SH X 11,800 600 200 LINCOLN ELEC HLDGS INC COM 533900106 905 11,655 SH X 11,655 LINCOLN NATL CORP IND COM 534187109 257 3,889 SH X 3,889 LINCOLN NATL CORP IND COM 534187109 265 4,020 SH X 4,020 LINEAR TECHNOLOGY CORP COM 535678106 292 8,345 SH X 4,345 4,000 LINEAR TECHNOLOGY CORP COM 535678106 7 200 SH X 200 LOWES COS INC COM 548661107 2,732 97,495 SH X 91,215 6,280 LOWES COS INC COM 548661107 549 19,595 SH X 16,895 2,700 LUXOTTICA GROUP S P A SPONSORED ADR 55068R202 237 7,000 SH X 7,000 MFIC CORP COM 55273R104 25 20,000 SH X 20,000 MGM MIRAGE COM 552953101 304 3,400 SH X 3,400 MANULIFE FINL CORP COM 56501R106 6,683 161,965 SH X 144,625 260 17,080 MANULIFE FINL CORP COM 56501R106 1,002 24,295 SH X 7,910 550 15,835 MARATHON OIL CORP COM 565849106 17,546 307,716 SH X 289,784 17,932 MARATHON OIL CORP COM 565849106 1,787 31,346 SH X 31,146 200 MARSH & MCLENNAN COS INC COM 571748102 184 7,220 SH X 7,220 MARSH & MCLENNAN COS INC COM 571748102 40 1,550 SH X 1,550 MASCO CORP COM 574599106 409 17,655 SH X 17,655 MASCO CORP COM 574599106 99 4,280 SH X 4,280 MASSACHUSETTS INVS GROWTH ST CL A 575719109 171 11,116 SH X 11,116 MAXIM INTEGRATED PRODS INC COM 57772K101 6,591 224,561 SH X 193,021 220 31,320 MAXIM INTEGRATED PRODS INC COM 57772K101 195 6,650 SH X 5,770 880 MCCORMICK & CO INC COM NON VTG 579780206 8,711 242,185 SH X 231,910 10,275 MCCORMICK & CO INC COM NON VTG 579780206 1,485 41,285 SH X 39,460 1,825 MCDONALDS CORP COM 580135101 11,870 217,921 SH X 198,251 130 19,540 MCDONALDS CORP COM 580135101 2,092 38,406 SH X 33,841 250 4,315 MCGRAW HILL COS INC COM 580645109 1,626 31,932 SH X 31,832 100 MCGRAW HILL COS INC COM 580645109 151 2,957 SH X 2,957 MEADWESTVACO CORP COM 583334107 76 2,568 SH X 2,568 MEADWESTVACO CORP COM 583334107 466 15,778 SH X 15,778 MEDCO HEALTH SOLUTIONS INC COM 58405U102 869 9,617 SH X 9,417 200 MEDCO HEALTH SOLUTIONS INC COM 58405U102 2,268 25,093 SH X 23,887 1,206 MEDTRONIC INC COM 585055106 15,718 278,644 SH X 261,062 155 17,427 MEDTRONIC INC COM 585055106 1,909 33,833 SH X 28,718 150 4,965 MERCK & CO INC COM 589331107 5,160 99,822 SH X 97,352 2,470 MERCK & CO INC COM 589331107 9,774 189,096 SH X 181,426 375 7,295 MERRILL LYNCH & CO INC COM 590188108 2,716 38,098 SH X 34,533 3,565 MERRILL LYNCH & CO INC COM 590188108 573 8,040 SH X 5,815 75 2,150 MICROSOFT CORP COM 594918104 20,342 690,491 SH X 625,651 1,015 63,825 MICROSOFT CORP COM 594918104 4,612 156,541 SH X 133,046 1,865 21,630 MIDCAP SPDR TR UNIT SER 1 595635103 4,657 28,955 SH X 24,278 4,677 MIDCAP SPDR TR UNIT SER 1 595635103 586 3,645 SH X 3,375 170 100 MOHAWK INDS INC COM 608190104 8,286 101,919 SH X 92,624 75 9,220 MOHAWK INDS INC COM 608190104 449 5,522 SH X 5,242 280 MONSANTO CO NEW COM 61166W101 9,061 105,680 SH X 93,340 12,340 MONSANTO CO NEW COM 61166W101 295 3,446 SH X 3,266 180 MOODYS CORP COM 615369105 214 4,250 SH X 4,250 MOODYS CORP COM 615369105 586 11,625 SH X 11,625 MORGAN STANLEY COM NEW 617446448 11,280 179,049 SH X 158,699 140 20,210 MORGAN STANLEY COM NEW 617446448 927 14,709 SH X 9,146 150 5,413 MOTOROLA INC COM 620076109 863 46,564 SH X 45,034 1,530 MOTOROLA INC COM 620076109 1,158 62,492 SH X 57,292 5,200 MURPHY OIL CORP COM 626717102 7,350 105,166 SH X 100,236 4,930 MURPHY OIL CORP COM 626717102 821 11,747 SH X 11,747 MYLAN INC COM 628530107 259 16,236 SH X 15,989 247 MYLAN INC COM 628530107 150 9,413 SH X 9,413 NATIONAL CITY CORP COM 635405103 366 14,589 SH X 14,394 195 NATIONAL CITY CORP COM 635405103 50 2,007 SH X 1,140 510 357 NATIONAL FUEL GAS CO N J COM 636180101 323 6,896 SH X 6,896 NATIONAL SEMICONDUCTOR CORP COM 637640103 244 9,010 SH X 9,010 NATIONAL SEMICONDUCTOR CORP COM 637640103 15 550 SH X 550 NESTLE S A SPONSORED ADR 641069406 272 2,429 SH X 1,829 600 NESTLE S A SPONSORED ADR 641069406 269 2,400 SH X 2,400 NEW YORK TIMES CO CL A 650111107 1,004 50,800 SH X 50,800 NEW YORK TIMES CO CL A 650111107 20 1,004 SH X 1,004 NEXEN INC COM 65334H102 647 21,180 SH X 16,180 5,000 NIKE INC CL B 654106103 11,279 192,280 SH X 176,130 16,150 NIKE INC CL B 654106103 891 15,190 SH X 13,120 1,350 720 NOKIA CORP SPONSORED ADR 654902204 1,994 52,578 SH X 48,618 3,960 NOKIA CORP SPONSORED ADR 654902204 1,473 38,845 SH X 27,945 10,900 NORFOLK SOUTHERN CORP COM 655844108 314 6,055 SH X 2,635 3,420 NORFOLK SOUTHERN CORP COM 655844108 245 4,715 SH X 2,009 2,706 NORTHERN TR CORP COM 665859104 674 10,168 SH X 9,928 240 NORTHERN TR CORP COM 665859104 209 3,155 SH X 3,155 NOVARTIS A G SPONSORED ADR 66987V109 12,913 234,951 SH X 209,091 310 25,550 NOVARTIS A G SPONSORED ADR 66987V109 582 10,590 SH X 5,470 265 4,855 NOVO-NORDISK A S ADR 670100205 11,538 95,327 SH X 91,847 80 3,400 NOVO-NORDISK A S ADR 670100205 1,109 9,160 SH X 8,285 325 550 NVIDIA CORP COM 67066G104 4,100 113,132 SH X 106,090 7,042 NVIDIA CORP COM 67066G104 193 5,325 SH X 5,325 OCCIDENTAL PETE CORP DEL COM 674599105 864 13,479 SH X 12,289 60 1,130 OCCIDENTAL PETE CORP DEL COM 674599105 303 4,725 SH X 3,580 1,145 OMNICOM GROUP INC COM 681919106 1,322 27,500 SH X 27,070 430 OMNICOM GROUP INC COM 681919106 176 3,660 SH X 3,060 600 ORACLE CORP COM 68389X105 2,806 129,603 SH X 121,878 7,725 ORACLE CORP COM 68389X105 488 22,520 SH X 19,120 300 3,100 OSHKOSH TRUCK CORP COM 688239201 305 4,920 SH X 4,920 PPG INDS INC COM 693506107 569 7,526 SH X 7,526 PPG INDS INC COM 693506107 77 1,013 SH X 113 900 PACCAR INC COM 693718108 1,559 18,282 SH X 17,822 460 PACCAR INC COM 693718108 81 947 SH X 782 165 PATTERSON COMPANIES INC COM 703395103 283 7,330 SH X 7,330 PATTERSON COMPANIES INC COM 703395103 315 8,155 SH X 5,255 2,900 PAYCHEX INC COM 704326107 731 17,830 SH X 12,900 4,930 PAYCHEX INC COM 704326107 35 860 SH X 860 PENNICHUCK CORP COM NEW 708254206 1,249 51,604 SH X 11,048 40,556 PENNICHUCK CORP COM NEW 708254206 763 31,528 SH X 19,528 12,000 PENTAIR INC COM 709631105 371 11,175 SH X 7,615 3,560 PENTAIR INC COM 709631105 19 570 SH X 570 PEOPLES UNITED FINANCIAL INC COM 712704105 51 2,924 SH X 2,924 PEOPLES UNITED FINANCIAL INC COM 712704105 122 7,086 SH X 7,086 PEPSIAMERICAS INC COM 71343P200 253 7,800 SH X 7,800 PEPSICO INC COM 713448108 31,905 435,502 SH X 402,746 435 32,321 PEPSICO INC COM 713448108 5,273 71,973 SH X 57,043 500 14,430 PEREGRINE PHARMACEUTICALS IN COM 713661106 10 15,200 SH X 15,200 PERKINELMER INC COM 714046109 491 16,800 SH X 16,800 PETSMART INC COM 716768106 12,339 386,797 SH X 350,707 36,090 PETSMART INC COM 716768106 118 3,690 SH X 2,540 300 850 PFIZER INC COM 717081103 7,210 295,133 SH X 257,669 37,464 PFIZER INC COM 717081103 5,333 218,303 SH X 192,537 200 25,566 PIONEER EQUITY INCOME FD CL A 72366V108 533 16,045 SH X 16,045 PITNEY BOWES INC COM 724479100 179 3,932 SH X 1,232 2,700 PITNEY BOWES INC COM 724479100 23 500 SH X 500 PLUM CREEK TIMBER CO INC COM 729251108 85 1,889 SH X 1,889 PLUM CREEK TIMBER CO INC COM 729251108 154 3,437 SH X 3,437 POWERSHARES QQQ TRUST UNIT SER 1 73935A104 1,125 21,874 SH X 17,274 4,600 POWERSHARES QQQ TRUST UNIT SER 1 73935A104 120 2,340 SH X 1,840 500 POWERSHARES DB CMDTY IDX TRA UNIT BEN INT 73935S105 4,821 171,495 SH X 158,235 13,260 POWERSHARES DB CMDTY IDX TRA UNIT BEN INT 73935S105 125 4,445 SH X 796 3,649 PRAXAIR INC COM 74005P104 8,534 101,882 SH X 95,800 35 6,047 PRAXAIR INC COM 74005P104 1,028 12,269 SH X 10,635 1,634 PRECISION CASTPARTS CORP COM 740189105 31,823 215,048 SH X 199,949 60 15,039 PRECISION CASTPARTS CORP COM 740189105 1,842 12,446 SH X 12,296 150 PRICE T ROWE GROUP INC COM 74144T108 6,018 108,061 SH X 101,846 6,215 PRICE T ROWE GROUP INC COM 74144T108 543 9,750 SH X 8,090 1,660 PRICE T ROWE GROWTH STK FD I COM 741479109 48,755 1,372,602 SH X 1,285,637 6,422 80,541 PRICE T ROWE GROWTH STK FD I COM 741479109 5,054 142,287 SH X 108,492 3,372 30,423 PROCTER & GAMBLE CO COM 742718109 43,292 615,469 SH X 565,934 760 48,775 PROCTER & GAMBLE CO COM 742718109 8,585 122,050 SH X 105,318 825 15,907 PROGRESS ENERGY INC COM 743263105 200 4,260 SH X 4,260 PROGRESS ENERGY INC COM 743263105 90 1,929 SH X 1,929 PUBLIC SVC ENTERPRISE GROUP COM 744573106 309 3,516 SH X 2,516 1,000 QLOGIC CORP COM 747277101 399 29,690 SH X 29,690 QUALCOMM INC COM 747525103 6,000 141,977 SH X 138,877 110 2,990 QUALCOMM INC COM 747525103 952 22,520 SH X 21,675 715 130 QUEST DIAGNOSTICS INC COM 74834L100 8,486 146,889 SH X 134,884 140 11,865 QUEST DIAGNOSTICS INC COM 74834L100 439 7,603 SH X 6,828 175 600 QUESTAR CORP COM 748356102 12,610 240,046 SH X 234,334 5,712 QUESTAR CORP COM 748356102 974 18,540 SH X 16,440 2,100 RAYTHEON CO COM NEW 755111507 177 2,775 SH X 2,775 RAYTHEON CO COM NEW 755111507 247 3,872 SH X 2,642 1,230 REGIONS FINANCIAL CORP NEW COM 7591EP100 2,492 84,543 SH X 79,291 240 5,012 REGIONS FINANCIAL CORP NEW COM 7591EP100 684 23,187 SH X 18,953 2,390 1,844 REPSOL YPF S A SPONSORED ADR 76026T205 1,148 32,333 SH X 28,633 3,700 REPSOL YPF S A SPONSORED ADR 76026T205 302 8,504 SH X 7,704 800 ROCKWELL AUTOMATION INC COM 773903109 763 10,978 SH X 10,928 50 ROCKWELL AUTOMATION INC COM 773903109 12 175 SH X 175 ROCKVILLE FINL INC COM 774186100 357 25,000 SH X 25,000 ROWE T PRICE BLUE CHIP GROWT COM 77954Q106 617 15,032 SH X 15,032 ROWE T PRICE BLUE CHIP GROWT COM 77954Q106 31 743 SH X 743 ROYAL DUTCH SHELL PLC SPONS ADR A 780259206 2,253 27,414 SH X 21,926 5,488 ROYAL DUTCH SHELL PLC SPONS ADR A 780259206 1,085 13,200 SH X 11,100 2,100 SEI INVESTMENTS CO COM 784117103 2,543 93,232 SH X 85,292 7,940 SEI INVESTMENTS CO COM 784117103 232 8,514 SH X 7,924 590 SLM CORP COM 78442P106 664 13,362 SH X 13,362 SLM CORP COM 78442P106 168 3,390 SH X 865 130 2,395 SPDR TR UNIT SER 1 78462F103 27,587 180,804 SH X 174,454 6,350 SPDR TR UNIT SER 1 78462F103 779 5,105 SH X 3,798 1,307 SVB FINL GROUP COM 78486Q101 222 4,679 SH X 3,904 775 SVB FINL GROUP COM 78486Q101 14 303 SH X 303 ST JUDE MED INC COM 790849103 48 1,080 SH X 1,080 ST JUDE MED INC COM 790849103 476 10,800 SH X 10,800 SANDISK CORP COM 80004C101 262 4,754 SH X 4,754 SARA LEE CORP COM 803111103 335 20,098 SH X 20,098 SARA LEE CORP COM 803111103 73 4,370 SH X 4,370 SARGENT LAND CO LTD PARTNSH 803991223 252 33 SH X 33 SCHERING PLOUGH CORP COM 806605101 145 4,577 SH X 4,577 SCHERING PLOUGH CORP COM 806605101 277 8,750 SH X 7,550 1,200 SCHLUMBERGER LTD COM 806857108 5,187 49,397 SH X 32,132 17,265 SCHLUMBERGER LTD COM 806857108 4,601 43,818 SH X 31,773 12,045 SCOTTS MIRACLE GRO CO CL A 810186106 1,735 40,574 SH X 40,114 460 SCOTTS MIRACLE GRO CO CL A 810186106 98 2,285 SH X 2,285 SEALED AIR CORP NEW COM 81211K100 310 12,138 SH X 12,138 SEALED AIR CORP NEW COM 81211K100 0 16 SH X 16 SEMPRA ENERGY COM 816851109 10,317 177,516 SH X 163,800 130 13,586 SEMPRA ENERGY COM 816851109 1,045 17,974 SH X 15,759 375 1,840 SIGMA ALDRICH CORP COM 826552101 6,031 123,748 SH X 111,503 160 12,085 SIGMA ALDRICH CORP COM 826552101 92 1,890 SH X 1,265 625 SMUCKER J M CO COM NEW 832696405 526 9,849 SH X 9,799 50 SMUCKER J M CO COM NEW 832696405 135 2,525 SH X 2,525 SOUTHERN CO COM 842587107 8,422 232,138 SH X 198,013 365 33,760 SOUTHERN CO COM 842587107 620 17,099 SH X 15,009 1,000 1,090 SOVEREIGN BANCORP INC COM 845905108 297 17,458 SH X 17,458 SPECTRA ENERGY CORP COM 847560109 119 4,880 SH X 4,880 SPECTRA ENERGY CORP COM 847560109 83 3,382 SH X 1,907 1,050 425 SPRINT NEXTEL CORP COM FON 852061100 969 51,002 SH X 50,477 525 SPRINT NEXTEL CORP COM FON 852061100 190 9,993 SH X 9,785 208 STANLEY WKS COM 854616109 1,356 24,157 SH X 20,348 3,809 STANLEY WKS COM 854616109 51 900 SH X 900 STAPLES INC COM 855030102 10,752 500,309 SH X 480,479 340 19,490 STAPLES INC COM 855030102 2,167 100,825 SH X 88,138 2,500 10,187 STARBUCKS CORP COM 855244109 8,164 311,620 SH X 296,040 260 15,320 STARBUCKS CORP COM 855244109 998 38,078 SH X 35,433 80 2,565 STATE STR CORP COM 857477103 3,061 44,910 SH X 44,240 670 STATE STR CORP COM 857477103 731 10,723 SH X 10,323 400 STREETTRACKS GOLD TR GOLD SHS 863307104 620 8,441 SH X 1,941 6,500 STREETTRACKS GOLD TR GOLD SHS 863307104 21 280 SH X 80 200 STRYKER CORP COM 863667101 25,642 372,920 SH X 343,805 200 28,915 STRYKER CORP COM 863667101 2,597 37,765 SH X 35,740 425 1,600 SUN LIFE FINL INC COM 866796105 871 16,600 SH X 16,600 SUNCOR ENERGY INC COM 867229106 5,924 62,487 SH X 60,972 35 1,480 SUNCOR ENERGY INC COM 867229106 432 4,555 SH X 3,265 1,290 SUNTRUST BKS INC COM 867914103 819 10,824 SH X 10,574 250 SUNTRUST BKS INC COM 867914103 125 1,650 SH X 1,650 SYMANTEC CORP COM 871503108 4,657 240,295 SH X 195,895 44,400 SYMANTEC CORP COM 871503108 44 2,260 SH X 2,260 SYNGENTA AG SPONSORED ADR 87160A100 230 5,300 SH X 5,300 SYNGENTA AG SPONSORED ADR 87160A100 521 12,035 SH X 8,635 3,400 SYSCO CORP COM 871829107 10,115 284,198 SH X 276,051 8,147 SYSCO CORP COM 871829107 1,237 34,751 SH X 32,201 2,550 TJX COS INC NEW COM 872540109 2,041 70,210 SH X 65,535 4,675 TJX COS INC NEW COM 872540109 249 8,556 SH X 8,156 400 TXU CORP COM 873168108 1,028 15,007 SH X 13,302 140 1,565 TXU CORP COM 873168108 86 1,252 SH X 890 362 TARGET CORP COM 87612E106 2,999 47,179 SH X 44,584 110 2,485 TARGET CORP COM 87612E106 699 10,995 SH X 9,950 275 770 TECHNE CORP COM 878377100 299 4,744 SH X 4,744 TECHNE CORP COM 878377100 332 5,265 SH X 3,365 1,900 TELEFONICA S A SPONSORED ADR 879382208 16,803 200,491 SH X 185,646 120 14,725 TELEFONICA S A SPONSORED ADR 879382208 769 9,179 SH X 8,663 286 230 TEVA PHARMACEUTICAL INDS LTD ADR 881624209 4,984 112,082 SH X 108,259 210 3,613 TEVA PHARMACEUTICAL INDS LTD ADR 881624209 1,099 24,717 SH X 21,546 635 2,536 TEXAS INSTRS INC COM 882508104 11,492 314,064 SH X 277,865 260 35,939 TEXAS INSTRS INC COM 882508104 763 20,840 SH X 15,210 675 4,955 THIRD AVE TR VALUE TR 884116104 210 3,188 SH X 3,188 3M CO COM 88579Y101 24,123 257,778 SH X 241,217 250 16,311 3M CO COM 88579Y101 5,344 57,105 SH X 48,961 1,200 6,944 TIME WARNER INC COM 887317105 189 10,316 SH X 10,316 TIME WARNER INC COM 887317105 66 3,600 SH X 2,400 1,200 TORCHMARK CORP COM 891027104 2,622 42,079 SH X 41,804 275 TORCHMARK CORP COM 891027104 165 2,644 SH X 2,644 TORONTO DOMINION BK ONT COM NEW 891160509 21,320 278,044 SH X 39,992 238,052 TORONTO DOMINION BK ONT COM NEW 891160509 2,443 31,859 SH X 31,859 TRAVELERS COMPANIES INC COM 89417E109 586 11,647 SH X 11,292 355 TRAVELERS COMPANIES INC COM 89417E109 83 1,647 SH X 1,497 50 100 TRUSTCO BK CORP N Y COM 898349105 161 14,731 SH X 14,731 UGI CORP NEW COM 902681105 1,299 49,992 SH X 49,992 UGI CORP NEW COM 902681105 34 1,300 SH X 1,300 UST INC COM 902911106 313 6,310 SH X 4,510 1,800 US BANCORP DEL COM NEW 902973304 143 4,409 SH X 4,409 US BANCORP DEL COM NEW 902973304 317 9,752 SH X 9,752 UNILEVER N V N Y SHS NEW 904784709 273 8,842 SH X 5,942 2,900 UNION PAC CORP COM 907818108 492 4,350 SH X 3,250 1,100 UNION PAC CORP COM 907818108 585 5,176 SH X 4,816 360 UNITED PARCEL SERVICE CL A 911309AA0 789 10,500 SH X 10,500 UNITED PARCEL SERVICE INC CL B 911312106 5,334 71,025 SH X 61,950 110 8,965 UNITED PARCEL SERVICE INC CL B 911312106 2,847 37,914 SH X 1,205 36,709 UNITED TECHNOLOGIES CORP COM 913017109 32,286 401,165 SH X 372,673 710 27,782 UNITED TECHNOLOGIES CORP COM 913017109 5,093 63,288 SH X 58,324 950 4,014 UNITEDHEALTH GROUP INC COM 91324P102 24,034 496,255 SH X 453,505 215 42,535 UNITEDHEALTH GROUP INC COM 91324P102 1,499 30,957 SH X 25,972 1,190 3,795 VALERO ENERGY CORP NEW COM 91913Y100 1,791 26,663 SH X 22,663 4,000 VALERO ENERGY CORP NEW COM 91913Y100 182 2,714 SH X 2,405 309 VALLEY NATL BANCORP COM 919794107 279 12,573 SH X 12,573 VAN KAMPEN DYNAMIC CREDIT OP COM 921151106 254 15,000 SH X 15,000 VANGUARD MORGAN GROWTH FD IN COM 921928107 388 18,100 SH X 18,100 VANGUARD MORGAN GROWTH FD IN COM 921928107 79 3,679 SH X 3,679 VANGUARD INTL EQUITY INDEX F EMR MKT ETF 922042858 267 2,575 SH X 2,325 250 VANGUARD INTL EQUITY INDEX F EMR MKT ETF 922042858 10 100 SH X 100 VARIAN MED SYS INC COM 92220P105 679 16,220 SH X 16,220 VARIAN MED SYS INC COM 92220P105 29 700 SH X 700 VERIZON COMMUNICATIONS COM 92343V104 18,750 423,431 SH X 384,731 290 38,410 VERIZON COMMUNICATIONS COM 92343V104 2,977 67,234 SH X 49,918 550 16,766 VODAFONE GROUP PLC NEW SPONS ADR NEW 92857W209 476 13,113 SH X 12,798 315 VODAFONE GROUP PLC NEW SPONS ADR NEW 92857W209 291 8,017 SH X 5,065 2,952 VORNADO RLTY TR SH BEN INT 929042109 184 1,680 SH X 600 1,080 VORNADO RLTY TR SH BEN INT 929042109 22 200 SH X 200 VULCAN MATLS CO COM 929160109 1,203 13,495 SH X 13,320 175 VULCAN MATLS CO COM 929160109 62 695 SH X 465 230 WACHOVIA CORP NEW COM 929903102 8,872 176,909 SH X 161,688 310 14,911 WACHOVIA CORP NEW COM 929903102 2,395 47,764 SH X 42,988 816 3,960 WAL MART STORES INC COM 931142103 1,434 32,861 SH X 31,021 140 1,700 WAL MART STORES INC COM 931142103 720 16,496 SH X 13,926 370 2,200 WALGREEN CO COM 931422109 13,528 286,378 SH X 259,283 415 26,680 WALGREEN CO COM 931422109 1,215 25,730 SH X 17,910 260 7,560 WASHINGTON MUT INC COM 939322103 488 13,832 SH X 10,265 3,567 WASHINGTON MUT INC COM 939322103 108 3,055 SH X 3,055 WASTE MGMT INC DEL COM 94106L109 105 2,790 SH X 2,790 WASTE MGMT INC DEL COM 94106L109 151 4,011 SH X 3,511 500 WELLPOINT INC COM 94973V107 250 3,168 SH X 2,568 600 WELLPOINT INC COM 94973V107 58 735 SH X 600 50 85 WELLS FARGO & CO NEW COM 949746101 10,759 302,039 SH X 280,079 250 21,710 WELLS FARGO & CO NEW COM 949746101 1,458 40,922 SH X 29,742 250 10,930 WESTERN UN CO COM 959802109 581 27,689 SH X 27,689 WESTERN UN CO COM 959802109 226 10,800 SH X 6,381 4,419 WEYERHAEUSER CO COM 962166104 365 5,053 SH X 3,553 1,500 WEYERHAEUSER CO COM 962166104 354 4,901 SH X 4,901 WHOLE FOODS MKT INC COM 966837106 866 17,698 SH X 17,608 30 60 WHOLE FOODS MKT INC COM 966837106 85 1,735 SH X 1,585 150 WILMINGTON TRUST CORP COM 971807102 673 17,294 SH X 17,294 WILMINGTON TRUST CORP COM 971807102 33 850 SH X 850 WIPRO LTD SPON ADR 1 SH 97651M109 439 30,432 SH X 29,932 500 WIPRO LTD SPON ADR 1 SH 97651M109 23 1,600 SH X 1,600 WRIGLEY WM JR CO COM 982526105 410 6,382 SH X 6,182 200 WRIGLEY WM JR CO COM 982526105 177 2,755 SH X 1,474 1,281 WYETH COM 983024100 2,332 52,355 SH X 51,955 400 WYETH COM 983024100 2,257 50,664 SH X 46,164 4,500 XTO ENERGY INC COM 98385X106 18,411 297,725 SH X 274,995 330 22,400 XTO ENERGY INC COM 98385X106 794 12,840 SH X 8,850 325 3,665 XEROX CORP COM 984121103 11 630 SH X 630 XEROX CORP COM 984121103 176 10,130 SH X 10,130 YAHOO INC COM 984332106 7 266 SH X 266 YAHOO INC COM 984332106 215 8,000 SH X 8,000 YUM BRANDS INC COM 988498101 8,593 253,999 SH X 232,859 200 20,940 YUM BRANDS INC COM 988498101 259 7,667 SH X 5,197 500 1,970 ZEBRA TECHNOLOGIES CORP CL A 989207105 4,086 111,979 SH X 97,309 14,670 ZEBRA TECHNOLOGIES CORP CL A 989207105 18 505 SH X 505 ZIMMER HLDGS INC COM 98956P102 9,358 115,542 SH X 101,667 130 13,745 ZIMMER HLDGS INC COM 98956P102 1,703 21,032 SH X 15,414 5,618 ZIONS BANCORPORATION COM 989701107 1,527 22,234 SH X 21,934 300 ZIONS BANCORPORATION COM 989701107 300 4,370 SH X 4,370 FINAL TOTALS 2,366,422 FORM 13F INFORMATION TABLE ENTRY TOTAL 782